Summary of Changes in Fair Values of Japanese and Foreign Plans' Level Three Assets (Detail) (JPY ¥) In Millions, unless otherwise specified																																					12 Months Ended
	Mar. 31, 2013 Japanese plans	Mar. 31, 2012 Japanese plans	Mar. 31, 2011 Japanese plans	Mar. 31, 2013 Japanese plans Private equity		Mar. 31, 2012 Japanese plans Private equity		Mar. 31, 2013 Japanese plans Hedge funds		Mar. 31, 2012 Japanese plans Hedge funds		Mar. 31, 2013 Japanese plans Real estate	Mar. 31, 2012 Japanese plans Real estate	Mar. 31, 2013 Japanese plans Corporate bonds		Mar. 31, 2012 Japanese plans Corporate bonds		Mar. 31, 2013 Japanese plans Commingled funds		Mar. 31, 2012 Japanese plans Commingled funds		Mar. 31, 2013 Foreign plans	Mar. 31, 2012 Foreign plans	Mar. 31, 2011 Foreign plans	Mar. 31, 2013 Foreign plans Corporate bonds		Mar. 31, 2012 Foreign plans Corporate bonds		Mar. 31, 2013 Foreign plans Commingled funds		Mar. 31, 2012 Foreign plans Commingled funds		Mar. 31, 2013 Foreign plans Real estate and other		Mar. 31, 2012 Foreign plans Real estate and other		Mar. 31, 2013 Level 3 Japanese plans	Mar. 31, 2012 Level 3 Japanese plans	Mar. 31, 2013 Level 3 Japanese plans Private equity		Mar. 31, 2012 Level 3 Japanese plans Private equity		Mar. 31, 2013 Level 3 Japanese plans Hedge funds		Mar. 31, 2012 Level 3 Japanese plans Hedge funds		Mar. 31, 2013 Level 3 Japanese plans Real estate	Mar. 31, 2012 Level 3 Japanese plans Real estate	Mar. 31, 2013 Level 3 Foreign plans		Mar. 31, 2012 Level 3 Foreign plans		Mar. 31, 2013 Level 3 Foreign plans Corporate bonds		Mar. 31, 2012 Level 3 Foreign plans Corporate bonds		Mar. 31, 2013 Level 3 Foreign plans Commingled funds	Mar. 31, 2012 Level 3 Foreign plans Commingled funds	Mar. 31, 2013 Level 3 Foreign plans Real estate and other		Mar. 31, 2012 Level 3 Foreign plans Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year	¥ 608,004	¥ 556,247	¥ 536,648	¥ 27,205	[1]	¥ 23,388	[1]	¥ 35,071	[2]	¥ 42,258	[2]	¥ 1,474	¥ 1,435	¥ 33,053	[3]	¥ 23,853	[3]	¥ 72,410	[4]	¥ 58,862	[4]	¥ 188,019	¥ 151,139	¥ 140,387	¥ 20,095	[5]	¥ 9,192	[5]	¥ 58,007	[6]	¥ 43,902	[6]	¥ 8,603	[7]	¥ 7,254	[7]	¥ 67,081	¥ 65,109	¥ 23,388	[1]	¥ 19,888		¥ 42,258	[2]	¥ 43,688		¥ 1,435	¥ 1,533	¥ 9,044		¥ 9,149		¥ 3,961	[5]	¥ 4,846			¥ 530	¥ 5,083	[7]	¥ 3,773
Return on assets held at end of year																																					2,342	822	3,817		450		(1,514)		470		39	(98)	505		1,005		260		447				245		558
Return on assets sold during the year																																																	1				1
Purchases, sales, and settlements, net																																					(5,673)	1,150			3,050		(5,673)		(1,900)				(43)		(1,583)		(20)		(1,209)			(530)	(23)		156
Transfers, net
Other																																																	2,223	[8]	473	[8]	571	[8]	(123)	[8]			1,652	[8]	596	[8]
Fair value of plan assets at end of the fiscal year	¥ 608,004	¥ 556,247	¥ 536,648	¥ 27,205	[1]	¥ 23,388	[1]	¥ 35,071	[2]	¥ 42,258	[2]	¥ 1,474	¥ 1,435	¥ 33,053	[3]	¥ 23,853	[3]	¥ 72,410	[4]	¥ 58,862	[4]	¥ 188,019	¥ 151,139	¥ 140,387	¥ 20,095	[5]	¥ 9,192	[5]	¥ 58,007	[6]	¥ 43,902	[6]	¥ 8,603	[7]	¥ 7,254	[7]	¥ 63,750	¥ 67,081	¥ 27,205	[1]	¥ 23,388	[1]	¥ 35,071	[2]	¥ 42,258	[2]	¥ 1,474	¥ 1,435	¥ 11,730		¥ 9,044		¥ 4,773	[5]	¥ 3,961	[5]			¥ 6,957	[7]	¥ 5,083	[7]

[1]	Includes multiple private equity funds of funds that primarily invest in venture, buyout, and distressed markets in the U.S. and Europe.
[2]	Includes primarily funds that invest in a portfolio of a broad range of hedge funds to diversify the risks and reduce the volatilities associated with a single hedge fund.
[3]	Includes debt securities issued by Japanese and foreign corporation and government related agencies.
[4]	Commingled funds represent pooled institutional investments, including primarily investment trusts. They include approximately 42 percent and 48 percent of investments in equity, 56 percent and 48 percent of investments in fixed income, and 2 percent and 4 percent of investments in other for the fiscal years ended March 31, 2012 and 2013, respectively.
[5]	Includes primarily foreign corporate debt securities.
[6]	Commingled funds represent pooled institutional investments including mutual funds, common trust funds, and collective investment funds. They are primarily comprised of foreign equities and fixed income investments.
[7]	Includes primarily private real estate investment trusts.
[8]	Primarily consists of translation adjustments.